Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Assets Carried at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan's assets carried at fair value.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual Funds	$81,132,650	$—	$—	$81,132,650
Common Stock Fund	592,533	—	—	592,533
Money Market Deposit Account	2,655,560	—	—	2,655,560
Total Investments at Fair Value	$84,380,743	$—	$—	$84,380,743

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual Funds	$65,900,963	$—	$—	$65,900,963
Common Stock Fund	800,029	—	—	800,029
Money Market Deposit Account	1,864,550	—	—	1,864,550
Total Investments at Fair Value	$68,565,542	$—	$—	$68,565,542